RECLAMATION AND REMEDIATION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Reclamation And Remediation Liabilities [Abstract]
Disclosure of detailed information about assumptions and estimates [Table Text Block]
DeLamar Project ARO	December 31, 2023	December 31, 2022	December 31, 2021
Discount Rate	4.03%	3.97%	1.90%
Long Term Annual Inflation Rate	2.0%	2.0%	2.3%
Undiscounted Estimated Future Costs	$104.2 mm	$91.6 mm	$85.9 mm

Disclosure of detailed information about changes in the reclamation and remediation liability [Table Text Block]
	DeLamar Project	Nevada North Project	Red Canyon Property	Total
Liability balance at December 31, 2021	$41,466,250	$-	$-	$41,466,250
Reclamation spending	(1,084,475)	-	-	(1,084,475)
Accretion expenses	1,013,585	-	-	1,013,585
Reclamation adjustment	(15,864,249)	-	-	(15,864,249)
Liability balance at December 31, 2022	25,531,111	-	-	25,531,111
New reclamation liability (Note 11)	-	87,266	26,282	113,548
Reclamation spending	(1,195,703)	-	-	(1,195,703)
Accretion expenses	1,022,592	3,418	1,029	1,027,039
Reclamation adjustment	16,486	-	-	16,486
Balance at December 31, 2023	$25,374,486	$90,684	$27,311	$25,492,481

Disclosure of detailed information about current and non current portion of reclamation explanatory [Table Text Block]
	December 31, 2023	December 31, 2022
Current reclamation and remediation liability	$1,056,006	$1,623,564
Non-current reclamation and remediation liability	24,436,475	23,907,547
Total reclamation and remediation liability	$25,492,481	$25,531,111

Disclosure of detailed information about reclamation and remediation bonds [Table Text Block]
Reclamation and Remediation Bonds	December 31, 2023	December 31, 2022
Idaho Department of Lands*	3,431,978	2,918,829
Idaho Department of Environmental Quality*	100,000	100,000
Bureau of Land Management - Idaho State Office*	714,400	631,400
Bureau of Land Management - Nevada State Office*	250,000	-
Arizona State Land Department**	15,000	-
Total	$4,511,378	$3,650,229

*Secured with surety bonds, which are subject to a 2.5% management fee. No cash collateral is required.

**Secured with restricted cash.